RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Net income from related parties:

	Three months ended June 30,		Six Months Ended June 30,
(in thousands of $)	2018	2017	2018	2017
Transactions with Golar and affiliates:
Time charter revenues (a)	—	5,540	—	8,723
Management and administrative services fees (b)	(1,988)	(1,128)	(3,877)	(2,571)
Ship management fees (c)	(1,300)	(1,142)	(2,600)	(2,138)
Income on deposits paid to Golar (d)	2,237	724	4,484	1,404
Distributions to Golar (e)	(13,088)	(12,858)	(26,176)	(25,656)
Transactions with others:
Dividends to China Petroleum Corporation (f)	—	(3,600)	—	(7,000)

Receivables from related parties:

As of June 30, 2018 and December 31, 2017, balances with related parties consisted of the following:

(in thousands of $)	June 30, 2018	December 31, 2017
Deposits paid to Golar (d)	177,247	177,247
Balances due from Golar and affiliates (g)	6,998	4,138
Methane Princess lease security deposit movements (h)	3,159	3,487
Total	187,404	184,872